SUPPLEMENT DATED APRIL 23, 2002
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)


NEW INTERNATIONAL PORTFOLIO MANAGER

A. Edward  Allinson has been  appointed  portfolio  manager of Dreyfus  Founders
International Equity Fund and of the foreign portion of Dreyfus Founders Worldwide Growth Fund. Accordingly, the section of the Funds' prospectus entitled "Fund Summaries" is amended on page 19 by adding the following paragraph under the "Portfolio Manager" heading for International Equity Fund:

     A. Edward Allinson, Portfolio Manager. Mr. Allinson is a Chartered Financial Analyst who has been portfolio manager of International Equity Fund since April 2002. Mr. Allinson has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999.

In addition, the section of the Funds' prospectus entitled "Fund Summaries" is amended on page 27 by adding the following paragraph under the "Portfolio Managers" heading for Worldwide Growth Fund:

     Worldwide Growth Fund is managed by a team of portfolio managers. The portfolio management team is composed of A. Edward Allinson, who manages the foreign portion of the Fund, and John B. Jares, who manages the domestic portion of the Fund. Mr. Allinson and Mr. Jares are both Chartered Financial Analysts. Mr. Allinson has been a portfolio manager of Worldwide Growth Fund since April 2002. He has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999. Mr. Jares has been a portfolio manager of Worldwide Growth Fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The paragraphs concerning Douglas A. Loeffler on pages 19 and 27 are deleted, since he is no longer associated with Founders. (The paragraphs concerning Thomas M. Arrington and Scott A. Chapman on page 27 were deleted previously when Mr. Jares became a portfolio manager of the Worldwide Growth Fund.)

                                                                  April 23, 2002

                   DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)


NEW PORTFOLIO MANAGER

A. Edward Allinson has been appointed portfolio manager of Dreyfus Founders International Equity Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 6 by deleting the fifth paragraph and inserting the following paragraph in its place:

      A. Edward Allinson, chartered financial analyst, has been the fund's portfolio manager since April 2002. Mr. Allinson has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999.

The paragraph concerning Douglas A. Loeffler on that page is deleted, since he is no longer associated with Founders.

                                                                  April 23, 2002

                      DREYFUS FOUNDERS WORDWIDE GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

NEW CO-PORTFOLIO MANAGER

A. Edward Allinson has been appointed portfolio manager of the foreign portion of Dreyfus Founders Worldwide Growth Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 6 by replacing the fifth and sixth paragraphs with the following:

      The fund is managed by a team of portfolio managers. The portfolio management team is composed of A. Edward Allinson, who manages the foreign portion of the fund, and John B. Jares, who manages the domestic portion of the fund. Mr. Allinson and Mr. Jares are both Chartered Financial Analysts. Mr. Allinson has been a portfolio manager of the fund since April 2002. He has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999. Mr. Jares has been a portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The paragraph concerning Douglas A. Loeffler on that page is deleted, since he is no longer associated with Founders. (The paragraph concerning Thomas M. Arrington and Scott A. Chapman on that page was deleted previously when Mr. Jares became a portfolio manager of the fund.)

                                                                  April 23, 2002

                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

COMPANY OFFICERS

The section of the Statement of Additional Information entitled "Directors and Officers - Officers" is hereby amended on page 34 to delete the paragraph concerning Andra C. Ozols, who is no longer associated with Founders.

FOUNDERS' OFFICERS

The section of the Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 41 by replacing the last paragraph on that page with the following:

         Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Stephen E. Canter, Chairman; Richard
      W. Sabo,  President and Chief Executive  Officer;  Robert
      T. Ammann, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Francis P. Gaffney, Senior Vice President; John B. Jares, Vice President; Robert T. Kelly, Vice President; David L. Ray, Senior Vice President and Treasurer; William L. Reith, Vice President; Bridget M. Richards, Vice President; Richard A. Sampson, Senior Vice President; Kevin S. Sonnett, Vice President; Tracy P. Stouffer, Vice President; and Lisa G. Warshafsky, Vice President. The affiliations of Messrs. Sabo, Ray, Christoffersen, Gaffney and Kelly with the Company are shown under the "Directors and Officers" section of this SAI.